Debt securities in issue (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of debt instruments [abstract]
Summary of Maturities of Debt Securities in Issue
Debt securities in issue – maturities
	2018	2017
Fixed rate debt securities
Within 1 year	32,626	29,296
More than 1 year but less than 2 years	7,766	7,084
More than 2 years but less than 3 years	10,267	7,629
More than 3 years but less than 4 years	8,228	8,369
More than 4 years but less than 5 years	6,288	5,411
More than 5 years	20,321	9,159
Total fixed rate debt securities	85,496	66,948

Floating rate debt securities
Within 1 year	22,684	15,091
More than 1 year but less than 2 years	4,134	3,932
More than 2 years but less than 3 years	1,587	1,341
More than 3 years but less than 4 years	1,234	278
More than 4 years but less than 5 years	1,563	3,673
More than 5 years	3,053	4,823
Total floating rate debt securities	34,255	29,138

Total debt securities¹	119,751	96,086
¹Per 1 January 2018 the debt securities in issue includes accrued interest (EUR 0.7 billion), reference is made to Note 1 'Accounting policies'